Allowance for Loan Losses - Receivable for Partially Charged-Off Private Education Loans (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Receivable at beginning of period		$ 111,070
Net adjustment resulting from the change in the charge-off rate				$ (330)
Net charge-offs remaining				(726)
Total net charge-offs		(499)	$ (570)	(1,056)
Receivable at end of period		105,122	111,070
Private Education Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Receivable at beginning of period		23,340
Net adjustment resulting from the change in the charge-off rate				(330)
Net charge-offs remaining				(659)
Total net charge-offs		(443)	(513)	(989)
Receivable at end of period		23,419	23,340
Private Education Loans [Member] | Loans Receivable For Partially Charged Off Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Receivable at beginning of period		815	881	1,245
Expected future recoveries of current period defaults		110	128	183
Recoveries		(155)	(181)	(191)
Net adjustment resulting from the change in the charge-off rate	$ (330)			(330)
Net charge-offs remaining		(10)	(13)	(26)
Total net charge-offs		(10)	(13)	(356)
Receivable at end of period		$ 760	$ 815	$ 881